VESSELS AND EQUIPMENT - Narrative (Details) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 09, 2023 USD ($) vessels	Dec. 31, 2023 USD ($) vessels	Jun. 30, 2024 USD ($) vessels tanker	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) vessels
Disclosure of detailed information about property, plant and equipment [line items]
Additions to newbuildings, vessels and equipment | $			$ 908,493	$ 153,280
Prepaid consideration | $		$ 349,151	$ 0		$ 349,151
Number of vessels BWTS installed			1
Number of vessels, drydock performed			8
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels delivered			13
Number of tankers sold			5
VLCC vessels | Euronav
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired	24
Vessels acquired, average age	5 years 3 months 18 days
Vessels acquired, purchase price | $	$ 2,350,000
Number of vessels delivered		11	13
Additions to newbuildings, vessels and equipment | $			$ 1,237,800		1,112,200
Contractual commitments for acquisition of property, plant and equipment | $		$ 890,000			$ 890,000
Number of vessels remaining to be delivered		13			13
Prepaid consideration | $		$ 347,800			$ 347,800
Suezmax tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold | tanker			2